Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Disclosure of movement in asset retirement provisions [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Assumed in Acquisition (note 6)	53,537	‐
Change in estimate, post‐acquisition	8,360	-
Accretion expense	2,246	‐
Change in estimate	2,268	‐
Reclamation undertaken during the year	(351)	‐
Total asset retirement provisions, end of year	66,060	-